Financing Receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivables
Total Financing Receivables	$ 19,945	$ 22,332
Collectively evaluated for impairment	19,406	21,821
Individually evaluated for impairment	539	511
Allowance for Credit Losses
Allowance for credit losses, beginning balance	561	365
Write-offs	(62)	(24)
Provision	141	243
Other	(51)	(23)
Allowance for credit losses, ending balance	590	561
Collectively evaluated for impairment	79	81
Individually evaluated for impairment	511	480
Major Markets
Financing Receivables
Total Financing Receivables	15,256	15,751
Collectively evaluated for impairment	15,180	15,665
Individually evaluated for impairment	76	86
Allowance for Credit Losses
Allowance for credit losses, beginning balance	111	137
Write-offs	(14)	(18)
Provision	20	3
Other	(8)	(12)
Allowance for credit losses, ending balance	109	111
Collectively evaluated for impairment	43	42
Individually evaluated for impairment	65	69
Growth Markets
Financing Receivables
Total Financing Receivables	4,689	6,581
Collectively evaluated for impairment	4,227	6,156
Individually evaluated for impairment	462	425
Allowance for Credit Losses
Allowance for credit losses, beginning balance	450	228
Write-offs	(48)	(6)
Provision	122	240
Other	(43)	(11)
Allowance for credit losses, ending balance	481	450
Collectively evaluated for impairment	36	39
Individually evaluated for impairment	445	411
Lease receivables
Financing Receivables
Total Financing Receivables	7,041	7,645
Allowance for Credit Losses
Allowance for credit losses, beginning balance	165	123
Allowance for credit losses, ending balance	213	165
Lease receivables | Major Markets
Financing Receivables
Total Financing Receivables	5,517	5,702
Allowance for Credit Losses
Allowance for credit losses, beginning balance	32	42
Allowance for credit losses, ending balance	25	32
Lease receivables | Growth Markets
Financing Receivables
Total Financing Receivables	1,524	1,943
Allowance for Credit Losses
Allowance for credit losses, beginning balance	133	80
Allowance for credit losses, ending balance	188	133
Loan receivables
Financing Receivables
Total Financing Receivables	12,904	14,687
Allowance for Credit Losses
Allowance for credit losses, beginning balance	396	242
Allowance for credit losses, ending balance	377	396
Loan receivables | Major Markets
Financing Receivables
Total Financing Receivables	9,739	10,049
Allowance for Credit Losses
Allowance for credit losses, beginning balance	79	95
Allowance for credit losses, ending balance	83	79
Loan receivables | Growth Markets
Financing Receivables
Total Financing Receivables	3,165	4,639
Allowance for Credit Losses
Allowance for credit losses, beginning balance	317	147
Allowance for credit losses, ending balance	$ 293	$ 317